UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22442
                                                    -----------

                    First Trust High Income Long/Short Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2013
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

                                                                     First Trust
                                                                     High Income
                                                                 Long/Short Fund

                               SEMI-ANNUAL REPORT
                            For the Six Months Ended
                                 April 30, 2013

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter ..........................................................  1
At A Glance..................................................................  2
Portfolio Commentary ........................................................  3
Portfolio of Investments ....................................................  6
Schedule of Forward Foreign Currency Contracts............................... 16
Statement of Assets and Liabilities.......................................... 17
Statement of Operations...................................................... 18
Statements of Changes in Net Assets.......................................... 19
Statement of Cash Flows...................................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Additional Information....................................................... 29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or MacKay Shields LLC ("MacKay" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust High Income Long/Short Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of MacKay are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust High Income Long/Short Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the period and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, however, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust High Income Long/Short Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST HIGH INCOME LONG/SHORT FUND
"AT A GLANCE"
APRIL 30, 2013 (UNAUDITED)

------------------------------------------------------------------
FUND STATISTICS
Symbol on NYSE                                                 FSD
Common Share Price                                          $19.10
Common Share Net Asset Value ("NAV")                        $19.92
Premium (Discount) to NAV                                  (4.12)%
Net Assets Applicable to Common Shares                $718,296,675
Current Monthly Distribution per Common Share (1)          $0.1155
Current Annualized Distribution per Common Share           $1.3860
Current Distribution Rate on Closing Common Share Price (2)  7.26%
Current Distribution Rate on NAV (2)                         6.96%
------------------------------------------------------------------

---------------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
---------------------------------------------------------
            COMMON SHARE PRICE    NAV
4/12        18.20                 18.38
            17.92                 18.34
            17.98                 18.30
            17.17                 17.86
5/12        17.36                 17.83
            17.20                 17.55
            17.20                 17.70
            17.32                 17.72
6/12        17.72                 17.91
            17.65                 18.00
            17.97                 17.96
            18.01                 18.04
            17.98                 18.18
7/12        18.11                 18.19
            18.25                 18.25
            18.21                 18.36
            18.32                 18.43
8/12        18.38                 18.50
            18.36                 18.51
            18.26                 18.64
            18.82                 18.98
            18.79                 19.02
9/12        18.74                 18.81
            18.61                 18.86
            18.73                 18.95
            18.75                 19.13
10/12       18.56                 19.05
            18.65                 18.97
            18.27                 18.93
            17.91                 18.79
11/12       17.88                 18.97
            17.91                 19.13
            17.81                 19.20
            17.82                 19.35
            18.05                 19.43
12/12       17.81                 19.33
            18.69                 19.58
            18.66                 19.78
            18.91                 19.82
1/13        19.03                 19.88
            18.70                 19.60
            18.82                 19.54
            18.76                 19.60
2/13        18.87                 19.61
            18.93                 19.54
            18.87                 19.71
            18.84                 19.77
            18.98                 19.73
3/13        18.98                 19.74
            18.85                 19.65
            19.13                 19.76
            18.80                 19.70
            19.09                 19.84
4/13        19.10                 19.92


------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------
                                                                                Average Annual Total Return
                                                6 Months Ended    1 Year Ended     Inception (9/27/2010)
                                                  4/30/2013        4/30/2013           to 4/30/2013
FUND PERFORMANCE (3)
NAV                                                  8.63%          17.62%                10.23%
Market Value                                         5.65%          13.90%                 6.54%

INDEX PERFORMANCE
Bank of America Merrill Lynch U.S. High Yield
   Master II Constrained Index                       7.26%          14.01%                10.97%
------------------------------------------------------------------------------------------------------------


---------------------------------------------------------
                                           % OF LONG-TERM
INDUSTRY CLASSIFICATION                      INVESTMENTS
---------------------------------------------------------
Services                                        17.0%
Basic Industry                                  12.5
Energy                                          11.3
Banking                                         10.9
Insurance                                        8.6
Financial Services                               7.2
Automotive                                       6.1
Capital Goods                                    5.9
Telecommunications                               5.3
Technology & Electronics                         4.8
Utility                                          2.2
Healthcare                                       2.2
Consumer Non-Cyclical                            2.2
Asset-Backed Securities                          1.5
Media                                            1.5
Mortgage-Backed Securities                       0.8
Real Estate                                      0.0*
                                               ------
                                 Total         100.0%
                                               ======

---------------------------------------------------------
                                           % OF LONG-TERM
ASSET CLASSIFICATION                         INVESTMENTS
---------------------------------------------------------
Corporate Bonds and Notes                       69.5%
Foreign Corporate Bonds and Notes               24.1
Senior Floating-Rate Loan Interests              2.3
Asset-Backed Securities                          1.5
Common Stocks                                    1.5
Collateralized Mortgage Obligations              0.8
Warrants                                         0.3
                                               ------
                                 Total         100.0%
                                               ======

---------------------------------------------------------
                                              % OF LONG
                                            FIXED-INCOME
CREDIT QUALITY (4)                           INVESTMENTS
---------------------------------------------------------
BBB- and above                                  19.4%
BB                                              27.1
B                                               44.2
CCC+ and below                                   8.2
NR                                               1.1
                                               ------
                                 Total         100.0%
                                               ======

---------------------------------------------------------
                                             % OF TOTAL
COUNTRY EXPOSURE                             INVESTMENTS
---------------------------------------------------------
United States                                   75.9%
Luxembourg                                       5.2
United Kingdom                                   3.8
Netherlands                                      3.4
Cayman Islands                                   1.5
Canada                                           1.4
France                                           1.3
Germany                                          1.2
Ireland                                          0.9
Jersey                                           0.9
Australia                                        0.8
Liberia                                          0.8
Mexico                                           0.6
Venezuela                                        0.5
Finland                                          0.5
Georgia                                          0.5
Austria                                          0.4
Bermuda                                          0.4
                                               ------
                                 Total         100.0%
                                               ======

*  Amount is less than 0.1%.

(1) Most recent distribution paid or declared through 4/30/2013. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2013. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

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PORTFOLIO COMMENTARY
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                 FIRST TRUST HIGH INCOME LONG/SHORT FUND - FSD
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

                                  SUB-ADVISOR

MacKay Shields LLC ("MacKay Shields" or the "Sub-Advisor") is a registered investment adviser founded in 1938, and is Sub-Advisor to First Trust High Income Long/Short Fund (the "Fund"). The Fund trades under the ticker symbol FSD on the New York Stock Exchange. As of April 30, 2013, MacKay Shields had approximately $78.8 billion in assets under management.

FIRST TRUST HIGH INCOME LONG/SHORT FUND
The Fund's primary investment objective is to provide current income. As a secondary objective, the Fund seeks capital appreciation. The Fund is designed to give investors a portfolio for varying market cycles and economic conditions. In an expanding economy, the strategy of buying U.S. and foreign (including emerging markets) high-yield corporate securities that are rated below investment-grade is designed to generate monthly income and capital appreciation (total return over the long term). However, if the market takes a downturn, the "short" strategy of having sold borrowed securities that the Global Fixed-Income Division of MacKay Shields believes could decline in price, may help lessen the impact of a significant net asset value ("NAV") decline.

                           PORTFOLIO MANAGEMENT TEAM
DAN ROBERTS, PHD
SENIOR MANAGING DIRECTOR, HEAD OF GLOBAL FIXED-INCOME DIVISION AND ITS CHIEF INVESTMENT OFFICER

Mr. Roberts is Head of the Global Fixed-Income Division and its Chief Investment Officer. In October 2004, Mr. Roberts came to MacKay when the firm acquired the high-yield and global high-yield assets of Pareto Partners. He was the Chief Investment Officer and an equity shareholder at Pareto Partners. Mr. Roberts assembled the U.S. fixed-income team while serving 10 years at UBS Asset Management, most recently as Managing Director and head of the fixed-income group. Prior to its acquisition by UBS, he was a Financial Economist for Chase Manhattan Bank, NA and later was head of Global Interest Rate and Currency Swaps Trading. In 1997, Mr. Roberts' fixed-income group was lifted out of UBS by Forstmann-Leff International and was subsequently purchased by Pareto Partners, effective February 2000. His regulatory and government experience included a two-year stint at the U.S. Securities and Exchange Commission, serving at The White House with the President's Council of Economic Advisors and as an Executive Director (Chief of Staff) of the U.S. Congress Joint Economic Committee. Mr. Roberts holds a BBA and a PhD from the University of Iowa.

LOUIS N. COHEN, CFA
MANAGING DIRECTOR, GLOBAL FIXED-INCOME DIVISION

Mr. Cohen is a Senior Portfolio Manager for the Global Fixed-Income Division. He joined MacKay Shields in October 2004 as a Director of Research and portfolio manager for Core Plus Opportunities after MacKay acquired the high-yield and global high-yield assets of Pareto Partners, where he was an equity shareholder. He joined Dan Roberts' fixed-income team at UBS in 1991 as a Core/Core Plus Portfolio Manager and was Co-Chairman of the Credit Committee while at UBS. Mr. Cohen's extensive credit experience began at Bankers Trust in 1978 where he was in the Commercial Banking Department. In 1981 he moved to specialize in fixed-income as a Fixed Income Credit Analyst at Kidder Peabody. He furthered his fixed-income credit experience as a fixed-income credit manager at several major Street firms, namely, Shearson, Drexel Burnham Lambert and Paine Webber, prior to his move into portfolio management at UBS. With experience in the fixed-income markets since 1978, Mr. Cohen received his BA and MBA from New York University and is a past President of the Capital Markets Credit Analyst Society, and a member of the New York Society of Security Analysts.

MICHAEL KIMBLE, CFA
MANAGING DIRECTOR, GLOBAL FIXED-INCOME DIVISION

Mr. Kimble is a Senior Portfolio Manager for the Global Fixed-Income Division. He joined MacKay Shields in October 2004 as Director and Co-Head of High-Yield portfolio management when MacKay Shields acquired the high-yield and global high-yield assets of Pareto Partners. Previously the Co-Head of Pareto Partners' High-Yield Investments, Mr. Kimble began his investment career with positions at Citicorp and E.F. Hutton as a fixed-income credit analyst. In 1988 he moved to Home Insurance Company as a High-Yield Bond Analyst and Portfolio Manager. Shortly thereafter Mr. Kimble was recruited by Dan Roberts to join the UBS team in the same capacity. While at UBS, he was Co-Chairman of the Credit Committee. He received a BA from Columbia University, an MBA from New York University and a JD from Fordham School of Law. With fixed-income experience since 1984, Mr. Kimble is a member of the Capital Markets Credit Analyst Society, the New York Society of Security Analysts and the New York and Louisiana State Bar Associations.

TAYLOR WAGENSEIL
MANAGING DIRECTOR, GLOBAL FIXED-INCOME DIVISION

Mr. Wagenseil is a Senior Portfolio Manager for the Global Fixed-Income Division. He became Director and Co-Head of High-Yield portfolio management after MacKay Shields acquired the high-yield and global high-yield assets of Pareto Partners, where he was Co-Head of High-Yield Investments and an equity shareholder. He began his investment career with Citibank in 1979,

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PORTFOLIO COMMENTARY - (CONTINUED)
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specializing in troubled loan workouts and recoveries. In 1986, Mr. Wagenseil moved to Drexel Burnham Lambert as a Senior Vice President to head High-Yield Commercial Paper Research. He remained at Drexel through the bankruptcy and then joined Bear Stearns as a Managing Director in the Financial Restructuring Group. He was recruited to join UBS in 1993 as a Senior Portfolio Manager for High-Yield and High-Yield Arbitrage Portfolios. Mr. Wagenseil's public service and military experience includes the U.S. Navy (Lieutenant) during the Vietnam War and five years as the Commissioner, Department of Elderly Affairs for the City of Boston. He received a BA from Dartmouth College and a MBA (Finance) from the Harvard Business School and has experience in the High Yield market since 1979.

MARKET RECAP

This report covers the Fund for the six-month period ending April 30, 2013.

Risk assets were nicely rewarded during the past six months due to the overall positive tone within the macroeconomic environment. International equities were the top performer for the period, with the MSCI EAFE Index up 17.18%, benefitting from the reduced anxieties surrounding the Europe debt crisis. U.S. equities closely followed; the Russell 2000 Index rose 16.58% and the S&P 500 Index returned 14.42%. High yield corporate bonds, as measured by the Merrill Lynch High Yield Master II Constrained Index, gained 7.26%, while U.S. investment-grade corporate bonds only rose 1.49%, according to Barclays. The 10-year Treasury also modestly returned 1.53%, while its yield started and ended the period at 1.68%.

Reflecting back on the fourth quarter of 2012, market participants were focused on the impending U.S. "fiscal cliff." These negotiations dominated headlines in November and December, and markets clearly expected that a resolution would eventually unfold. As the deadline neared, the markets became somewhat more volatile, but at the final hour, predictably, a near-term solution was agreed to and finalized on January 1, 2013. Investor risk appetites were reinvigorated in the first quarter following this eleventh hour resolution. The agreement to moderately tighten fiscal policy removed a significant market overhang whereby investors initially feared that widespread tax hikes would stifle new investments, consumer spending and growth opportunities. The next obstacle that was cleared was passage of the $1.2 billion sequestration. It was believed these budget cuts, if unaltered, could trim as much as 0.50% from GDP. The U.S. dollar strengthened against most currencies due to a combination of a strengthening U.S. economy and resolution to the above-mentioned concerns.

The U.S. macro picture maintained its slow growth posture. Consumer spending, employment, residential investment and capital expenditures are expanding, but at a moderate rate. The residential housing market continued to be a clear bright spot in the recovery with both new and existing sales activity being fairly robust. The improvement has led to a slight pick-up in new supply as brisk sales, higher prices, low mortgage rates and an improving labor market have all incentivized mobility across the U.S. residential housing market. Supporting consumer confidence and spending behavior was a release that U.S. household net worth was at its highest level since 2007, buoyed in large part by the recent rise in housing prices and the performance of the stock market, which officially erased the losses of the 2008 downturn. Meanwhile, inflation remains in check with core CPI, which excludes the more volatile food and energy components, coming in at 2.0% year-over-year during the first quarter. Inflation is still below the Fed's stated threshold of 2.5%, which represents the level that could prompt tightening in monetary policy. The Federal Reserve reaffirmed its pledge to keep monetary policy accommodative while remaining committed to balance sheet expansion. This statement proved critical as minutes to a previous Federal Open Market Committee meeting signaled dissension among some of the Fed governors, who questioned the continuation of the current quantitative easing program after 2013.

We were reminded during the period that Europe continued to be a challenge. Much of the Eurozone remains entrenched in a deep recession with economic activity contracting across the board and unemployment rising to staggering levels in some countries. Markets did not react favorably to Troika(1) demands that Cyprus impose a levy on all bank deposits as a precondition to receiving bailout funds. In the end, the levy was scrapped and a deal was announced that would split the island nation's largest bank, Laiki Bank, into a "good" bank and "bad" bank. The assets associated with the "good" bank would be rolled into the Bank of Cyprus where all uninsured deposits would remain frozen. Furthermore, all uninsured depositors, or account balances above 100,000 euros, would receive a haircut, along with the senior creditors. In all likelihood, all unsecured creditors and equity holders of the bank will see their interests wiped out. While concerns seem under control, many fear that this could be a template for future bank bailouts and that such fears could prompt capital flight from the peripheral euro economies. Additionally, following several weeks since the Italian elections failed to produce a government, a new prime minister--left-leaning Enrico Letta--was finally elected in April. The new prime minister was tasked with lifting Italy out of a debilitating economic recession and improving its electoral system to prevent similar political instability. Italy, like some of its European Union peers, is an example of the difficulty in balancing austerity and pro-growth reforms. The markets, however, welcomed the re-election with 10-year Italian government bond yields plummeting on renewed investor confidence. Government bond yields in Spain and Portugal also rallied. Despite the economic hardships, we maintain our view that the European Union will remain intact and not create a "left tail" (defined as an investment's most extreme downside performance) event as both the political and economic costs would be far too expensive to absorb.

1 Troika represents the three organizations which have the most power over Greece's financial future: the European Commission (EC), the International Monetary Fund (IMF), and the European Central Bank (ECB).

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PORTFOLIO COMMENTARY - (CONTINUED)
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Manufacturing activity in China slipped and equities retreated as the government looked to balance growth and inflation risks. The rapid rise in residential housing prices has been of particular concern to officials, and recent discussions have taken place with respect to the enforcement of property curbs that would reign in this growth. Tensions on the Korean peninsula were renewed late in the first quarter with war rhetoric between the new leaders of the North and South, as well as the United States. The North has had a long history of saber rattling and provocation in an effort to lift economic sanctions against the country, and it is believed this time is no different. Nonetheless, these types of externalities are likely to create pockets of volatility in the short-term. Lastly, in what was viewed as a surprise to the markets, in April, the Bank of Japan (BOJ) announced, under new leadership, it would further expand its monetary base twofold by purchasing Japanese government bonds of any maturity in addition to stocks and property-linked assets. The goal of the program, according to the BOJ, is to stimulate growth and raise the inflation rate to 2% as the country has battled a difficult deflationary cycle for nearly two decades. The Nikkei Index rallied 12.4% (local) in April on the quantitative easing announcement.

PERFORMANCE ANALYSIS

FSD gained 8.63% on an NAV basis during this six-month period, outperforming its benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which gained 7.26%. The top-performing industries in the high-yield market during the period included insurance, technology, banking, basic industry and utilities. The industries that did not perform as well included media, telecommunications, real estate, consumer non-cyclicals and energy. New issue supply has been very strong with companies continuing to come to the market for financing needs. The relative stability of the U.S. market and low yields have provided an attractive backdrop for issuers.

We continue to maintain a portfolio beta slightly above the market, which helped the Fund during the period. The principal sectors we favor continue to include financials, gaming, homebuilders, building materials and coal and steel companies. The top-performing names held in the Fund were autos: Ford and GM; as well as European financials: ABN Amro, Republic of Portugal and Deutsche Post Finance. The laggards during the period included Mexican home and infrastructure builders: Urbi Desarrollos Urbanos, Desarrolladora Homex, and Empresas ICA. In late 2012, the Mexican government made drastic changes to subsidies within housing which created a major cash drain for homebuilders; subsidies were re-directed to multiple dwelling apartment buildings, which require a larger amount of upfront working capital, instead of new single family homes. This unanticipated change halted cash flow to these builders who are currently working to restructure and save their businesses. The bottom performers also included OGX and Intergen.

With respect to the short positions in the Fund, the Fund sold short U.S. Treasury bonds in order to reduce the Fund portfolio's exposure to interest rate risk, while at the same time purchasing additional high-yield securities that would otherwise be unavailable on an unlevered basis. The Treasury short detracted from returns as Treasury yields fell modestly across the curve during the period. This was more than offset, however, as the additional high-yield long positions generally rallied in the positive high-yield market environment. It is important to note that leverage can magnify both the portfolio's gains as well as its losses.

OUTLOOK

Our base case scenario calls for a moderate, slow growth economic environment in the U.S., which is more than adequate to support a healthy high-yield market. We continue to reiterate our belief that the high-yield asset class is not trading in a "bubble" for a number of reasons: 1) current spreads, while having traded through their long-term average, remain wide to their record levels set in 2007;
2) yields trading at record lows is much more a function of Treasury rates; and
3) credit fundamentals point to a healthy issuer base while declining default rates suggest continued low credit costs. Moreover, when interest rates do begin to rise, current spreads in high yield will likely provide a greater cushion against rising rates than is typically the case, resulting in a longer period of price stability.

High-yield issuers have benefited materially from the receptive new issue market of the past several years by extending maturities and strengthening their liquidity position. In fact, the majority of new issuance has been for this purpose. Although we have seen a slight easing in credit standards for recent new issues, this is not atypical at this stage in the credit cycle. We stated in our previous letter that absolute quality is surprisingly strong, and leverage, as measured by net debt-to-EBITDA, is well below the historical average. More importantly, low rates have helped improve interest coverage ratios, which reflect a company's ability to service their debt payments. In summary, we expect further spread compression, and we do not expect to reduce the Fund's portfolio beta significantly until at least later in the year.

This material contains the opinions of the Global Fixed-Income team of MacKay Shields LLC but not necessarily those of MacKay Shields LLC. The opinions expressed herein are subject to change without notice. This material is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. No part of this document may be reproduced in any form, or referred to in any other publication, without express written permission of MacKay Shields LLC. (c)2013, MacKay Shields LLC.

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

   PRINCIPAL                                                                       STATED     STATED
     VALUE                               DESCRIPTION                               COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
CORPORATE BONDS AND NOTES - 82.9%

               AUTOMOTIVE - 4.4%
$     334,000  Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. ..............     8.00%    06/15/19    $     375,750
    4,367,000  Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. ..............     8.25%    06/15/21        5,032,967
    2,376,000  Ford Motor Co. (a)..............................................     9.22%    09/15/21        3,206,006
      553,000  Ford Motor Co. (a)..............................................     8.90%    01/15/32          761,402
    3,000,000  Ford Motor Co. (a)..............................................     7.75%    06/15/43        3,668,295
    2,480,000  Ford Motor Co. (a)..............................................     9.98%    02/15/47        3,785,946
       21,432  General Motors Unsecured Claim Trust Units (Transferable) (b)...       N/A      N/A             654,748
    1,400,000  Goodyear Tire & Rubber (The) Co. ...............................     6.50%    03/01/21        1,471,750
    5,396,000  Goodyear Tire & Rubber (The) Co. (a)............................     7.00%    05/15/22        5,861,405
    4,872,000  Navistar International Corp. (a)................................     8.25%    11/01/21        5,097,330
    1,682,000  Tomkins Inc., LLC ..............................................     9.00%    10/01/18        1,877,532
                                                                                                         -------------
                                                                                                            31,793,131
                                                                                                         -------------

               BANKING - 3.8%
      740,000  Ally Financial, Inc. (a)........................................     8.00%    11/01/31          969,400
    2,285,000  Ally Financial, Inc. (a)........................................     8.00%    11/01/31        3,019,056
    5,610,000  Bank of America Corp. (a).......................................     7.63%    06/01/19        7,191,398
    6,750,000  Deutsche Postbank Funding Trust IV (EUR) (c) (d)................     5.98%      (e)           8,548,951
    3,250,000  Dresdner Funding Trust I (f)....................................     8.15%    06/30/31        3,428,750
    4,000,000  Fifth Third Capital Trust IV (a) (d)............................     6.50%    04/15/37        4,027,480
                                                                                                         -------------
                                                                                                            27,185,035
                                                                                                         -------------

               BASIC INDUSTRY - 8.9%
    4,500,000  AK Steel Corp. (a)..............................................     8.38%    04/01/22        3,915,000
    5,250,000  Aleris International, Inc. (a)..................................     7.63%    02/15/18        5,696,250
    3,450,000  Alpha Natural Resources, Inc. ..................................     6.00%    06/01/19        3,243,000
    1,255,000  Arch Coal, Inc. ................................................     7.00%    06/15/19        1,170,288
    1,428,000  Arch Coal, Inc. ................................................     7.25%    10/01/20        1,320,900
    1,125,000  Arch Coal, Inc. ................................................     7.25%    06/15/21        1,035,000
    4,405,000  Associated Materials LLC (a)....................................     9.13%    11/01/17        4,773,919
    3,635,000  Boise Paper Holdings LLC/Boise Finance Co. (a)..................     9.00%    11/01/17        3,934,887
      267,000  Century Aluminum Co. ...........................................     8.00%    05/15/14          268,001
    3,600,000  Cloud Peak Energy Resources Corp., LLC (a)......................     8.25%    12/15/17        3,888,000
    6,500,000  Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (a)....     8.88%    02/01/18        6,922,500
    8,655,000  Huntsman International LLC (a)..................................     8.63%    03/15/21        9,996,525
    2,255,000  Momentive Performance Materials Inc ............................    10.00%    10/15/20        2,395,938
    3,245,000  Polypore International, Inc. (a)................................     7.50%    11/15/17        3,520,825
    5,150,000  Texas Industries, Inc. (a)......................................     9.25%    08/15/20        5,761,562
    4,000,000  USG Corp. (a)...................................................     6.30%    11/15/16        4,280,000
    1,878,000  USG Corp. (f)...................................................     8.38%    10/15/18        2,084,580
                                                                                                         -------------
                                                                                                            64,207,175
                                                                                                         -------------

               CAPITAL GOODS - 6.0%
    2,000,000  Ducommun, Inc. (a)..............................................     9.75%    07/15/18        2,220,000
    5,000,000  Manitowoc Co., Inc. (a).........................................     8.50%    11/01/20        5,725,000
    3,625,000  Mcron Finance Sub LLC/ Mcron Finance Corp. (f)..................     8.38%    05/15/19        4,005,625
    2,945,000  Milacron LLC/Mcron Finance Corp. (f)............................     7.75%    02/15/21        3,077,525
    3,760,000  Mueller Water Products, Inc. (a)................................     7.38%    06/01/17        3,882,200


Page 6                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

   PRINCIPAL                                                                       STATED     STATED
     VALUE                               DESCRIPTION                               COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
CORPORATE BONDS AND NOTES - (Continued)

               CAPITAL GOODS - (Continued)
$   7,500,000  Reynolds Group Issuer, Inc., LLC (a)............................     8.50%    05/15/18    $   8,025,000
    2,085,000  Reynolds Group Issuer, Inc., LLC (a)............................     9.88%    08/15/19        2,345,625
    4,050,000  Terex Corp. ....................................................     6.00%    05/15/21        4,374,000
    4,000,000  Transdigm, Inc. (a).............................................     7.75%    12/15/18        4,450,000
    4,650,000  Triumph Group, Inc. (a).........................................     8.63%    07/15/18        5,184,750
                                                                                                         -------------
                                                                                                            43,289,725
                                                                                                         -------------

               CONSUMER NON-CYCLICAL - 0.4%
    2,240,000  Smithfield Foods, Inc. (a)......................................     6.63%    08/15/22        2,492,000
                                                                                                         -------------

               ENERGY - 9.6%
    2,535,000  Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp. (f)...     5.88%    08/01/23        2,611,050
    3,540,000  Basic Energy Services, Inc. ....................................     7.75%    10/15/22        3,743,550
    3,974,000  Berry Petroleum Co. (a).........................................     6.75%    11/01/20        4,341,595
      600,000  Chesapeake Energy Corp. (a).....................................     7.25%    12/15/18          697,500
    1,970,000  Chesapeake Energy Corp. (a).....................................     6.63%    08/15/20        2,238,412
    6,600,000  Chesapeake Energy Corp. ........................................     5.38%    06/15/21        6,897,000
    3,275,000  EP Energy LLC/EP Energy Finance, Inc. ..........................     9.38%    05/01/20        3,831,750
    3,000,000  Ferrellgas Finance Corp., L.P. (a)..............................     6.50%    05/01/21        3,172,500
      800,000  Frontier Oil Corp. (a)..........................................     6.88%    11/15/18          871,000
    3,960,000  Hornbeck Offshore Services, Inc. (f)............................     5.00%    03/01/21        3,989,700
    2,636,000  Linn Energy LLC/Linn Energy Finance Corp. (f)...................     6.25%    11/01/19        2,767,800
    4,240,000  Linn Energy LLC/Linn Energy Finance Corp. ......................     8.63%    04/15/20        4,759,400
    5,500,000  PHI, Inc. (a)...................................................     8.63%    10/15/18        6,043,125
    5,900,000  Plains Exploration & Production Co. ............................     6.50%    11/15/20        6,608,000
    3,499,000  Regency Energy Partners L.P./Regency Energy Finance Corp. (a)...     9.38%    06/01/16        3,688,821
    3,248,000  Samson Investment Co. (f).......................................     9.75%    02/15/20        3,467,240
    4,750,000  Swift Energy Co. ...............................................     8.88%    01/15/20        5,189,375
    3,425,000  Targa Resources Partners L.P./Targa Resources Partners
                   Finance Corp. (a)...........................................     7.88%    10/15/18        3,784,625
                                                                                                         -------------
                                                                                                            68,702,443
                                                                                                         -------------

               FINANCIAL SERVICES - 7.0%
    1,665,000  CIT Group, Inc. (a).............................................     5.00%    05/15/17        1,823,175
   10,000,000  CIT Group, Inc. ................................................     4.25%    08/15/17       10,637,500
   10,500,000  GE Capital Trust IV (EUR) (c) (d)...............................     4.63%    09/15/66       14,018,032
      410,000  General Electric Capital Corp. (EUR) (c) (d)....................     5.50%    09/15/67          567,876
    7,500,000  Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)......     8.00%    01/15/18        8,081,250
    8,000,000  SLM Corp. (a)...................................................     8.00%    03/25/20        9,278,248
    5,000,000  Springleaf Finance Corp. (a)....................................     6.90%    12/15/17        5,228,125
      700,000  Textron Financial Corp. (d) (f).................................     6.00%    02/15/67          647,500
                                                                                                         -------------
                                                                                                            50,281,706
                                                                                                         -------------

               HEALTHCARE - 2.6%
      665,000  Alere, Inc. ....................................................     9.00%    05/15/16          699,497
    5,074,000  Alere, Inc. (f).................................................     7.25%    07/01/18        5,492,605
    2,500,000  Davita Healthcare Partners, Inc. ...............................     5.75%    08/15/22        2,675,000


                       See Notes to Financial Statements                  Page 7

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

   PRINCIPAL                                                                       STATED     STATED
     VALUE                               DESCRIPTION                               COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
CORPORATE BONDS AND NOTES - (Continued)

               HEALTHCARE - (Continued)
$   5,600,000  HCA Holdings, Inc. .............................................     7.75%    05/15/21    $   6,363,000
    3,150,000  Kinetic Concepts, Inc./KCI USA, Inc. ...........................    10.50%    11/01/18        3,551,625
                                                                                                         -------------
                                                                                                            18,781,727
                                                                                                         -------------

               INSURANCE - 7.9%
    2,450,000  American International Group, Inc. (EUR) (c) (d)................     8.00%    05/22/38        3,831,502
    1,800,000  American International Group, Inc. (EUR) (c) (d)................     4.88%    03/15/67        2,259,097
    3,050,000  American International Group, Inc. (GBP) (c) (d)................     8.63%    05/22/38        5,827,402
   10,950,000  American International Group, Inc. (GBP) (c) (d)................     5.75%    03/15/67       16,596,710
    5,000,000  CHUBB Corp. (d) (a).............................................     6.38%    03/29/67        5,587,500
   11,000,000  Glen Meadow Pass Through Trust (f) (d)..........................     6.51%    02/12/67       10,683,750
    6,500,000  Liberty Mutual Group, Inc. (f) (d)..............................     7.00%    03/15/37        6,743,750
    3,500,000  Lincoln National Corp. (d) (a)..................................     7.00%    05/17/66        3,613,750
    1,800,000  Lincoln National Corp. (d) (a)..................................     6.05%    04/20/67        1,831,500
                                                                                                         -------------
                                                                                                            56,974,961
                                                                                                         -------------

               MEDIA - 1.8%
    3,895,000  CCO Holdings LLC/CCO Holdings Capital Corp. ....................     5.75%    01/15/24        4,065,406
    3,931,000  Clear Channel Communications, Inc. (a)..........................     5.50%    12/15/16        2,908,940
    1,800,000  Clear Channel Communications, Inc. (a)..........................     9.00%    03/01/21        1,768,500
      456,000  Clear Channel Worldwide Holdings, Inc. .........................     7.63%    03/15/20          489,060
    3,193,000  Clear Channel Worldwide Holdings, Inc. .........................     7.63%    03/15/20        3,456,423
                                                                                                         -------------
                                                                                                            12,688,329
                                                                                                         -------------

               SERVICES - 17.1%
    4,432,448  American Airlines Pass Through Trust 2001-01 (g)................     6.98%    05/23/21        4,432,448
    1,095,000  Ashtead Capital, Inc. (f).......................................     6.50%    07/15/22        1,212,712
    1,426,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)........     8.25%    01/15/19        1,591,772
    4,915,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (f)........     5.50%    04/01/23        5,093,169
    6,500,000  Beazer Homes USA, Inc. (a)......................................     8.13%    06/15/16        7,231,250
      757,000  Caesars Entertainment Operating Co., Inc. (f)...................     9.00%    02/15/20          749,430
   10,397,000  Caesars Operating Escrow LLC/Caesars Escrow Corp. (f)...........     9.00%    02/15/20       10,293,030
      992,000  Caesars Operating Escrow LLC/Caesars Escrow Corp. (f)...........     9.00%    02/15/20          982,080
    5,228,240  Continental Airlines 2003-ERJ1 Pass Through Trust ..............     7.88%    07/02/18        5,568,075
    2,485,662  Continental Airlines 2005-ERJ1 Pass Through Trust ..............     9.80%    04/01/21        2,821,226
    1,649,381  Delta Air Lines 2009-1 Series B Pass Through Trust .............     9.75%    12/17/16        1,830,813
    8,000,000  Hertz (The) Corp. ..............................................     7.50%    10/15/18        8,890,000
    5,250,000  Iron Mountain, Inc. (a).........................................     8.38%    08/15/21        5,893,125
    3,500,000  Isle of Capri Casinos, Inc. (a).................................     7.75%    03/15/19        3,867,500
    4,160,000  K Hovnanian Enterprises, Inc. (f)...............................     7.25%    10/15/20        4,669,600
    9,175,000  MGM Resorts International (f)...................................     6.75%    10/01/20       10,092,500
    3,500,000  Mohegan Tribal Gaming Authority (f).............................    10.50%    12/15/16        3,500,000
    3,074,652  Northwest Airlines 2001-1 Class B Pass Through Trust ...........     7.69%    04/01/17        3,228,385
    4,127,000  Pinnacle Entertainment, Inc. ...................................     7.75%    04/01/22        4,539,700
    1,780,000  Pulte Group, Inc. (a)...........................................     7.63%    10/15/17        2,104,850
    4,570,000  Pulte Group, Inc. (a)...........................................     7.88%    06/15/32        5,101,262
    3,319,000  Shea Homes L.P./Shea Homes Funding Corp. .......................     8.63%    05/15/19        3,787,809


Page 8                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

   PRINCIPAL                                                                       STATED     STATED
     VALUE                               DESCRIPTION                               COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
CORPORATE BONDS AND NOTES - (Continued)

               SERVICES - (Continued)
$   5,500,000  Standard Pacific Corp. (a)......................................     8.38%    05/15/18    $   6,572,500
    2,950,267  UAL 2009-2B Pass Through Trust (f)..............................    12.00%    01/15/16        3,333,802
      375,000  United Rentals North America, Inc. .............................     7.38%    05/15/20          426,563
    7,062,000  United Rentals North America, Inc. (a)..........................     8.38%    09/15/20        8,015,370
      367,000  United Rentals North America, Inc. .............................     7.63%    04/15/22          422,968
    6,712,290  US Airways 2000-3C Pass Through Trust ..........................     8.39%    03/01/22        6,829,755
                                                                                                         -------------
                                                                                                           123,081,694
                                                                                                         -------------

               TECHNOLOGY & ELECTRONICS - 5.8%
    5,500,000  Alcatel-Lucent USA, Inc. (a)....................................     6.45%    03/15/29        4,317,500
    5,675,000  CommScope, Inc. (f).............................................     8.25%    01/15/19        6,228,312
    9,050,000  First Data Corp. (f)............................................     8.88%    08/15/20       10,362,250
    3,525,000  First Data Corp. (f)............................................    10.63%    06/15/21        3,643,969
    8,834,000  Freescale Semiconductor, Inc. (f)...............................    10.13%    03/15/18        9,827,825
    6,460,000  Sungard Data Systems, Inc. (f)..................................     6.63%    11/01/19        6,904,125
                                                                                                         -------------
                                                                                                            41,283,981
                                                                                                         -------------

               TELECOMMUNICATIONS - 5.0%
    2,500,000  Frontier Communications Corp. (a)...............................     9.00%    08/15/31        2,618,750
    2,411,000  Hughes Satellite Systems Corp. (a)..............................     7.63%    06/15/21        2,778,678
    3,500,000  MetroPCS Wireless, Inc. (a).....................................     7.88%    09/01/18        3,871,875
   10,000,000  Sprint Capital Corp. (a)........................................     8.75%    03/15/32       11,875,000
    2,600,000  Sprint Nextel Corp. ............................................     9.13%    03/01/17        3,074,500
    6,000,000  Sprint Nextel Corp. (a).........................................     9.25%    04/15/22        7,530,000
    2,428,000  Viasat, Inc. ...................................................     6.88%    06/15/20        2,658,660
    1,500,000  Windstream Corp. ...............................................     6.38%    08/01/23        1,560,000
                                                                                                         -------------
                                                                                                            35,967,463
                                                                                                         -------------

               UTILITY - 2.6%
    6,736,000  Calpine Corp. (f)...............................................     7.88%    07/31/20        7,662,200
    3,350,000  Energy Future Intermediate Holding Co., LLC/Energy Future
                  Intermediate Holding Finance, Inc. (a).......................    10.00%    12/01/20        3,852,500
    5,000,000  NRG Energy, Inc. (a)............................................     8.25%    09/01/20        5,712,500
    2,150,000  Texas Competitive Electric Holdings Co. LLC/Texas Competitive
                  Electric Holdings Finance, Inc. (f)..........................    11.50%    10/01/20        1,703,875
                                                                                                         -------------
                                                                                                            18,931,075
                                                                                                         -------------
               TOTAL CORPORATE BONDS AND NOTES .......................................................     595,660,445
               (Cost $547,135,281)                                                                       -------------

                       See Notes to Financial Statements                  Page 9

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                          STATED     STATED         VALUE
  CURRENCY)                               DESCRIPTION                              COUPON    MATURITY    (US DOLLARS)
-------------  ----------------------------------------------------------------   --------  ----------   -------------
FOREIGN CORPORATE BONDS AND NOTES - 28.7%

               AUTOMOTIVE - 0.6%
    4,120,000  Schaeffler Finance B.V. (EUR) (f)...............................     4.75%    05/15/21    $   4,192,100
                                                                                                         -------------

               BANKING - 8.7%
    6,500,000  ABN AMRO Bank N.V. (EUR) (d)....................................     4.31%      (e)           8,152,286
    2,975,000  Ageas Hybrid Financing S.A. (EUR) (d)...........................     5.13%      (e)           3,723,011
    2,200,000  Barclays Bank PLC (GBP) ........................................    10.00%    05/21/21        4,687,251
    2,000,000  Belfius Funding N.V. (GBP) .....................................     1.21%    02/09/17        2,554,183
    8,264,000  Canada Square Operations PLC (GBP) (d)..........................     7.50%      (e)          12,836,884
    5,325,000  HBOS Capital Funding L.P. (GBP) (d).............................     6.46%      (e)           8,002,762
    3,300,000  IKB Deutsche Industriebank AG (EUR) (h).........................     1.11%    05/28/13        4,374,185
      175,000  IKB Deutsche Industriebank AG (EUR) ............................     4.50%    07/09/13          230,812
    4,350,000  Industrial Senior Trust (USD) (f)...............................     5.50%    11/01/22        4,371,750
    2,100,000  Mizuho Capital Investment, Ltd. (USD) (a) (d) (f)...............    14.95%      (e)           2,394,000
    3,000,000  National Westminster Bank PLC (GBP) (d).........................     5.98%      (e)           3,658,139
    3,000,000  Royal Bank of Scotland N.V. (EUR) (h)...........................     4.70%    06/10/19        3,994,311
    2,250,000  UT2 Funding PLC (EUR) ..........................................     5.32%    06/30/16        3,606,436
                                                                                                         -------------
                                                                                                            62,586,010
                                                                                                         -------------

               BASIC INDUSTRY - 6.0%
    3,868,000  Aperam (USD) (f)................................................     7.38%    04/01/16        3,926,020
    2,648,000  Arcelormittal (USD) (a).........................................     6.75%    02/25/22        2,909,392
    3,592,000  Arcelormittal (USD) (a).........................................     7.50%    10/15/39        3,790,189
      185,000  Arcelormittal (USD) ............................................     7.25%    03/01/41          189,756
    3,451,000  Boart Longyear Management Pty., Ltd. (USD) (f)..................     7.00%    04/01/21        3,537,275
    3,135,000  FMG Resources Pty, Ltd. (USD) (f)...............................     7.00%    11/01/15        3,299,588
    1,000,000  INEOS Finance PLC (EUR) ........................................     9.25%    05/15/15        1,379,506
    4,000,000  INEOS Group Holdings PLC (EUR) .................................     7.88%    02/15/16        5,366,573
    6,300,000  Novelis, Inc. (USD) (a).........................................     8.75%    12/15/20        7,182,000
    4,200,000  Stora Enso Oyj (USD) (f)........................................     7.25%    04/15/36        4,032,000
    6,785,000  Vedanta Resources PLC (USD) (f).................................     8.25%    06/07/21        7,425,334
                                                                                                         -------------
                                                                                                            43,037,633
                                                                                                         -------------

               CAPITAL GOODS - 1.0%
    3,000,000  Ardagh Packaging Finance (EUR) .................................     9.25%    10/15/20        4,405,199
    2,775,000  Bombardier, Inc. (USD) (f)......................................     6.13%    01/15/23        3,014,344
                                                                                                         -------------
                                                                                                             7,419,543
                                                                                                         -------------

               CONSUMER NON-CYCLICAL - 2.2%
    6,000,000  JBS Finance II Ltd. (USD) (f)...................................     8.25%    01/29/18        6,540,000
    5,900,000  Minerva Luxembourg S.A. (USD) (f)...............................     7.75%    01/31/23        6,314,180
    3,000,000  Virgolino de Oliveira Finance Ltd. (USD) (f)....................    11.75%    02/09/22        3,105,000
                                                                                                         -------------
                                                                                                            15,959,180
                                                                                                         -------------

               ENERGY - 3.1%
    7,840,000  CHC Helicopter S.A. (USD) (a)...................................     9.25%    10/15/20        8,398,600
    3,750,000  Georgian Oil and Gas Corp. (USD) (f)............................     6.88%    05/16/17        3,993,750


Page 10                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                          STATED     STATED         VALUE
  CURRENCY)                               DESCRIPTION                              COUPON    MATURITY    (US DOLLARS)
-------------  ----------------------------------------------------------------   --------  ----------   -------------
FOREIGN CORPORATE BONDS AND NOTES - (Continued)

               ENERGY - (Continued)
    5,600,000  OGX Petroleo e Gas Participacoes S.A. (USD) (f).................     8.50%    06/01/18    $   3,542,000
    3,855,000  Petroleos de Venezuela S.A. (USD) ..............................    12.75%    02/17/22        4,307,962
    1,700,000  Precision Drilling Corp. (USD) .................................     6.63%    11/15/20        1,840,250
                                                                                                         -------------
                                                                                                            22,082,562
                                                                                                         -------------

               FINANCIAL SERVICES - 1.0%
    7,450,000  Banque PSA Finance S.A. (USD) (f)...............................     5.75%    04/04/21        7,384,321
                                                                                                         -------------

               INSURANCE - 2.3%
    1,650,000  Aviva PLC (EUR) (d).............................................     6.88%    05/22/38        2,434,702
    3,500,000  CNP Assurances (EUR) (d)........................................     5.25%      (e)           3,618,321
    5,000,000  ING Groep N.V. (GBP) (d)........................................     5.14%      (e)           7,067,743
    3,500,000  Oil Insurance Ltd. (USD) (f)....................................     3.27%      (e)           3,210,207
                                                                                                         -------------
                                                                                                            16,330,973
                                                                                                         -------------

               SERVICES - 2.5%
    4,600,000  Desarrolladora Homex Sab de CV (USD) (f)........................     9.75%    03/25/20        2,829,000
    1,800,000  Empresas ICA Sab de CV (USD) (f)................................     8.38%    07/24/17        1,759,500
    5,250,000  Hapag-Lloyd AG (USD) (f)........................................     9.75%    10/15/17        5,565,000
    5,755,000  Royal Caribbean Cruises Ltd. (USD) (a)..........................     7.50%    10/15/27        6,589,475
    3,250,000  Urbi Desarrollos Urbanos Sab de CV (USD) (f)....................     9.75%    02/03/22        1,023,750
                                                                                                         -------------
                                                                                                            17,766,725
                                                                                                         -------------

               TELECOMMUNICATIONS - 1.3%
    2,628,000  En Germany Holdings B.V. (EUR) .................................    10.75%    11/15/15        3,184,070
    3,522,000  Intelsat Luxembourg S.A. (USD) (a)..............................    11.25%    02/04/17        3,755,332
    1,495,000  Intelsat Luxembourg S.A. (USD) (f)..............................     7.75%    06/01/21        1,580,963
    1,055,000  Intelsat Luxembourg S.A. (USD) (f)..............................     8.13%    06/01/23        1,127,531
                                                                                                         -------------
                                                                                                             9,647,896
                                                                                                         -------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES................................................     206,406,943
               (Cost $200,015,375)                                                                       -------------

   PRINCIPAL                                                   RATINGS (i)                    STATED
     VALUE                     DESCRIPTION                  MOODY'S      S&P      RATE (j)  MATURITY (k)     VALUE
-------------  ------------------------------------------  --------------------  ---------  -----------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 2.8%

               AUTOMOTIVE - 1.2%
$   7,136,237  Allison Transmission, Inc.................    Ba3         BB-        3.21%    08/07/17        7,207,600
    1,743,750  Navistar, Inc. Term Loan B ...............     NR          B+        5.75%    08/17/17        1,775,364
                                                                                                         -------------
                                                                                                             8,982,964
                                                                                                         -------------

               ENERGY - 0.8%
    5,910,044  Meg Energy Term Loan .....................    Ba1         BBB-       3.75%    03/31/20        5,970,976
                                                                                                         -------------

               REAL ESTATE - 0.1%
      396,666  Realogy Synthetic Letter of Credit .......     B1         BB-        4.45%    10/10/16          401,252
                                                                                                         -------------

                       See Notes to Financial Statements                 Page 11

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (i)                    STATED
     VALUE                     DESCRIPTION                  MOODY'S      S&P      RATE (j)  MATURITY (k)     VALUE
-------------  ------------------------------------------  --------------------  ---------  -----------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

               SERVICES - 0.7%
$   4,791,667  US Airways Term Loan .....................     B2          B+        2.70%    03/23/14    $   4,791,044
                                                                                                         -------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .............................................      20,146,236
               (Cost $19,832,669)                                                                        -------------


   PRINCIPAL                                                                       STATED     STATED
     VALUE                                DESCRIPTION                              COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
ASSET-BACKED SECURITIES - 1.8%

               Ace Securities Corp.
    3,270,586       Series 2007-HE2, Class A2A (h).............................     0.32%    12/25/36        1,700,389
               Carrington Mortgage Loan Trust
    2,289,009       Series 2006-NC4, Class A5 (h)..............................     0.26%    10/25/36        1,913,755
               HSI Asset Securitization Corp. Trust
    1,764,557       Series 2007-NC1, Class A1 (h)..............................     0.30%    04/25/37        1,569,241
               Keycorp Student Loan Trust
    2,593,930       Series 2000-A, Class A2 (h)................................     0.61%    05/25/29        2,401,520
               Morgan Stanley ABS Capital I
      942,154       Series 2006-HE6, Class A2B (h).............................     0.30%    09/25/36          657,125
               Securitized Asset Backed Receivables LLC Trust
    9,846,120       Series 2006-FR4, Class A2A (h).............................     0.28%    08/25/36        4,217,758
               Soundview Home Equity Loan Trust
    1,079,714       Series 2006-EQ2, Class A2 (h)..............................     0.31%    01/25/37          708,704
                                                                                                         -------------
               TOTAL ASSET-BACKED SECURITIES .........................................................      13,168,492
               (Cost $15,481,785)                                                                        -------------

MORTGAGE-BACKED SECURITIES - 1.0%

               COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
               Morgan Stanley Mortgage Loan Trust
    1,585,162       Series 2007-6XS, Class 2A1S (h)............................     0.31%    02/25/47        1,463,502
               Specialty Underwriting & Residential Finance
    2,011,519       Series 2006-BC4, Class A2B (h).............................     0.31%    09/25/37        1,752,437
               Wells Fargo Mortgage Backed Securities Trust
    3,775,219       Series 2006-AR7, Class 2A4 (h).............................     2.62%    05/25/36        3,531,881
                                                                                                         -------------
               TOTAL MORTGAGE-BACKED SECURITIES ......................................................       6,747,820
               (Cost $6,317,803)                                                                         -------------


    SHARES                                           DESCRIPTION                                             VALUE
-------------  ---------------------------------------------------------------------------------------   -------------
COMMON STOCKS - 1.8%

               AUTOMOTIVE - 1.3%
      448,000  Ford Motor Co..........................................................................       6,142,080
       98,768  General Motors Co. (l).................................................................       3,046,005
                                                                                                         -------------
                                                                                                             9,188,085
                                                                                                         -------------

               BANKING - 0.5%
       75,700  Citigroup, Inc.........................................................................       3,532,162
                                                                                                         -------------
               TOTAL COMMON STOCKS ...................................................................      12,720,247
               (Cost $14,700,177)                                                                        -------------


Page 12                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

    SHARES                                           DESCRIPTION                                             VALUE
-------------  ---------------------------------------------------------------------------------------   -------------
WARRANTS - 0.4%

               AUTOMOTIVE - 0.4%
       77,608  General Motors Co. (l).................................................................   $   1,663,915
       77,608  General Motors Co. (l).................................................................       1,093,497
                                                                                                         -------------
               TOTAL WARRANTS ........................................................................       2,757,412
               (Cost $4,065,974)                                                                         -------------

SHORT-TERM INVESTMENTS - 1.4%

   10,010,197  Dreyfus Government Cash Management ....................................................      10,010,197
                                                                                                         -------------
               TOTAL SHORT-TERM INVESTMENTS ..........................................................      10,010,197
               (Cost $10,010,197)                                                                        -------------

               TOTAL INVESTMENTS - 120.8% ............................................................     867,617,792
               (Cost $817,559,261) (m)                                                                   -------------


   PRINCIPAL                                                                       STATED     STATED
     VALUE                                DESCRIPTION                              COUPON    MATURITY        VALUE
-------------  ----------------------------------------------------------------   --------  ----------   -------------
U.S. GOVERNMENT BONDS SOLD SHORT - (23.7%)

$(20,500,000)United States Treasury Note ......................................     0.25%    03/31/14      (20,524,026)
(119,200,000)United States Treasury Note ......................................     0.88%    02/28/17     (121,099,810)
 (27,500,000)United States Treasury Note ......................................     2.00%    02/15/22      (28,668,750)
                                                                                                         -------------
               TOTAL U.S. GOVERNMENT BONDS SOLD SHORT ................................................    (170,292,586)
               (Proceeds $167,794,344)                                                                   -------------

               NET OTHER ASSETS AND LIABILITIES - 2.9% ...............................................      20,971,469
                                                                                                         -------------
               NET ASSETS - 100.0% ...................................................................   $ 718,296,675
                                                                                                         =============


(a) This security or a portion of this security is segregated as collateral for investments sold short.

(b) The Fund previously held non-transferable trust units that were originally issued to facilitate distribution of General Motors common stock and warrants pursuant to the General Motors Bankruptcy Plan of Reorganization. The non-transferable trust units existed only for the purpose of receiving residual cash, if any, from the General Motors Bankruptcy. These units were received in exchange for the previously owned General Motors 8.375% Corporate Notes that were scheduled to mature on July 15, 2033. On June 12, 2012, the holders of these units received new transferable General Motors Unsecured Claim (GUC) Trust Units, which were created to hold and administer the common stock and warrants of General Motors Company to be contributed to the GUC Trust under the General Motors Bankruptcy Plan of Reorganization.

(c) Security issued by a U.S. incorporated entity, that has its principal value denominated in the listed foreign currency.

(d) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2013. At a predetermined date, the fixed rate will change to a floating rate.

(e)   Perpetual maturity.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2013, securities noted as such amounted to $219,426,367, or 30.55% of net assets.

(g)   The issuer is in default. Income is not being accrued.

(h) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2013.

(i) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.


                       See Notes to Financial Statements                 Page 13

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

(j) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2013.

(k) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. (l) Non-income producing security.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,633,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,575,214.

Currency Abbreviations:
      EUR   Euro
      GBP   British Pound Sterling
      USD   United States Dollar

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                   ASSETS TABLE
                                                                                      LEVEL 2           LEVEL 3
                                                   TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                  VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                 4/30/2013           PRICES            INPUTS            INPUTS
                                              ----------------   --------------   ----------------   --------------
Corporate Bonds and Notes*..................  $    595,660,445   $           --   $    595,660,445   $           --
Foreign Corporate Bonds and Notes*..........       206,406,943               --        206,406,943               --
Senior Floating-Rate Loan Interests*........        20,146,236               --         20,146,236               --
Asset-Backed Securities.....................        13,168,492               --         13,168,492               --
Mortgage-Backed Securities..................         6,747,820               --          6,747,820               --
Common Stocks* .............................        12,720,247       12,720,247                 --               --
Warrants* ..................................         2,757,412        2,757,412                 --               --
Short-Term Investments......................        10,010,197       10,010,197                 --               --
                                              ----------------   --------------   ----------------   --------------
Total Investments...........................       867,617,792       25,487,856        842,129,936               --
                                              ----------------   --------------   ----------------   --------------
Other Financial Instruments:
Forward Foreign Currency Contracts**........         1,100,118               --          1,100,118               --
                                              ----------------   --------------   ----------------   --------------
Total                                         $    868,717,910   $   25,487,856   $    843,230,054   $           --
                                              ================   ==============   ================   ==============


                                                 LIABILITIES TABLE
                                                                                      LEVEL 2            LEVEL 3
                                                    TOTAL           LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                  VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                  4/30/2013          PRICES            INPUTS            INPUTS
                                              ----------------   --------------   ----------------   --------------
U.S. Government Bonds Sold Short............  $   (170,292,586)  $           --   $   (170,292,586)  $           --
Forward Foreign Currency Contracts**........        (2,808,926)              --         (2,808,926)              --
                                              ----------------   --------------   ----------------   --------------
Total                                         $   (173,101,512)  $           --   $   (173,101,512)  $           --
                                              ================   ==============   ================   ==============


* See the Portfolio of Investments for industry breakout. ** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

Page 14                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2012
   Corporate Bonds and Notes                           $      2,100
Net Realized Gain (Loss)                                         --
Net Change in Unrealized Appreciation/Depreciation               --
Purchases                                                        --
Sales                                                            --
   Corporate Bonds and Notes                                 (2,100)
Transfers In                                                     --
Transfers Out                                                    --
ENDING BALANCE AT APRIL 30, 2013
     Corporate Bonds and Notes                                   --
                                                       ------------
Total Level 3 holdings                                 $         --
                                                       ============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at April 30, 2013.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2013.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST HIGH INCOME LONG/SHORT FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
APRIL 30, 2013 (UNAUDITED)

                                 FORWARD FOREIGN CURRENCY CONTRACTS
                          ------------------------------------------------
                                                               PURCHASE          SALE         UNREALIZED
SETTLEMENT                    AMOUNT           AMOUNT        VALUE AS OF     VALUE AS OF     APPRECIATION/
   DATE     COUNTERPARTY   PURCHASED (a)      SOLD (a)      APRIL 30, 2013  APRIL 30, 2013  (DEPRECIATION)
----------  ------------  ---------------  ---------------  --------------  --------------  -------------
 05/23/13       JPM       EUR  58,209,000  USD  75,793,936  $   76,669,982  $   75,793,936  $     876,046
 05/23/13       JPM       GBP  39,313,000  USD  60,832,936      61,057,008      60,832,936        224,072
 06/27/13       JPM       USD  77,643,388  EUR  59,617,000      77,643,388      78,543,502       (900,114)
 05/23/13       JPM       USD  75,795,110  EUR  58,209,000      75,795,110      76,669,981       (874,871)
 05/23/13       JPM       USD  60,251,104  GBP  39,313,000      60,251,104      61,057,008       (805,904)
 06/27/13       JPM       USD  61,570,963  GBP  39,799,000      61,570,963      61,799,000       (228,037)
                                                                                            -------------
Net Unrealized Appreciation (Depreciation)................................................  $  (1,708,808)
                                                                                            =============

(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
      JPM   JPMorgan Chase


Page 16                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at value
     (Cost $817,559,261)...........................................................................     $  867,617,792
Cash...............................................................................................            136,556
Foreign currency (Cost $3,644,416).................................................................          3,683,895
Unrealized appreciation on forward foreign currency contracts......................................          1,100,118
Prepaid expenses...................................................................................             36,529
Receivables:
     Interest......................................................................................         15,401,584
     Investment securities sold....................................................................          8,378,308
                                                                                                        --------------
        Total Assets...............................................................................        896,354,782
                                                                                                        --------------

LIABILITIES:
Investments sold short, at value (proceeds $167,794,344)...........................................        170,292,586
Unrealized depreciation on forward foreign currency contracts......................................          2,808,926
Payables:
     Investment securities purchased...............................................................          3,896,075
     Investment advisory fees......................................................................            584,457
     Interest on investments sold short............................................................            294,014
     Custodian fees................................................................................             59,844
     Administrative fees...........................................................................             51,903
     Audit and tax fees............................................................................             32,781
     Legal fees....................................................................................             19,588
     Printing fees.................................................................................              9,037
     Transfer agent fees...........................................................................              6,010
     Financial reporting fees......................................................................                771
Other liabilities..................................................................................              2,115
                                                                                                        --------------
        Total Liabilities..........................................................................        178,058,107
                                                                                                        --------------
NET ASSETS.........................................................................................     $  718,296,675
                                                                                                        ==============
NET ASSETS CONSIST OF:
Paid-in capital....................................................................................     $  687,366,834
Par value..........................................................................................            360,561
Accumulated net investment income (loss)...........................................................          2,643,613
Accumulated net realized gain (loss) on investments, forward foreign currency contracts,
    foreign currency transactions, investments sold short, futures and swap contracts..............        (17,998,843)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts,
    foreign currency translation and investment sold short.........................................         45,924,510
                                                                                                        --------------
NET ASSETS.........................................................................................     $  718,296,675
                                                                                                        ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $        19.92
                                                                                                        ==============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........         36,056,159
                                                                                                        ==============


                       See Notes to Financial Statements                 Page 17

FIRST TRUST HIGH INCOME LONG/SHORT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Interest...........................................................................................     $   30,442,604
Dividends..........................................................................................             46,314
Other..............................................................................................            131,773
                                                                                                        --------------
        Total investment income....................................................................         30,620,691
                                                                                                        --------------
EXPENSES:
Investment advisory fees...........................................................................          3,485,678
Interest expense on investments sold short.........................................................          1,594,112
Short sale fees....................................................................................            361,833
Administrative fees................................................................................            292,854
Printing fees......................................................................................             63,399
Custodian fees.....................................................................................             50,629
Audit and tax fees.................................................................................             29,445
Legal fees.........................................................................................             27,466
Trustees' fees and expenses........................................................................             17,692
Transfer agent fees................................................................................             14,692
Financial reporting fees...........................................................................              4,625
Other..............................................................................................             29,236
                                                                                                        --------------
        Total expenses.............................................................................          5,971,661
                                                                                                        --------------
NET INVESTMENT INCOME (LOSS).......................................................................         24,649,030
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
     Investments...................................................................................        (2,552,400)
     Forward foreign currency contracts............................................................          2,320,692
     Foreign currency transactions.................................................................           (20,683)
                                                                                                        --------------
Net realized gain (loss)...........................................................................          (252,391)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation) on:
     Investments...................................................................................         34,631,592
     Forward foreign currency contracts............................................................        (1,136,929)
     Foreign currency translation..................................................................             27,107
     Short positions...............................................................................          (700,535)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation)...............................................         32,821,235
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................         32,568,844
                                                                                                        --------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...................................     $   57,217,874
                                                                                                        ==============


Page 18                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED               YEAR
                                                                                       4/30/2013            ENDED
                                                                                      (UNAUDITED)         10/31/2012
                                                                                     --------------     --------------
OPERATIONS:
Net investment income (loss).....................................................    $   24,649,030     $   50,915,230
Net realized gain (loss).........................................................          (252,391)       (18,647,026)
Net change in unrealized appreciation (depreciation).............................        32,821,235         69,794,203
                                                                                     --------------     --------------
Net increase (decrease) in net assets resulting from operations..................        57,217,874        102,062,407
                                                                                     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................................       (25,635,929)       (51,996,786)
Net realized gain................................................................                --         (5,765,181)
                                                                                     --------------     --------------
Total distributions to shareholders..............................................       (25,635,929)       (57,761,967)
                                                                                     --------------     --------------
Total increase (decrease) in net assets..........................................        31,581,945         44,300,440
                                                                                     --------------     --------------
NET ASSETS:
Beginning of period..............................................................       686,714,730        642,414,290
                                                                                     --------------     --------------
End of period....................................................................    $  718,296,675     $  686,714,730
                                                                                     ==============     ==============
Accumulated net investment income (loss) at end of period........................    $    2,643,613     $    3,630,512
                                                                                     ==============     ==============



                       See Notes to Financial Statements                 Page 19

FIRST TRUST HIGH INCOME LONG/SHORT FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations..................    $   57,217,874
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments....................................................      (246,831,812)
     Sales, maturities and paydowns of investments...............................       246,747,558
     Net amortization/accretion of premiums/discounts on investments.............          (704,042)
     Net realized gain/loss on investments.......................................         2,552,400
     Net change in unrealized appreciation/depreciation on forward foreign
        currency contracts.......................................................         1,136,929
     Net change in unrealized appreciation/depreciation on investments
        sold short...............................................................           700,535
     Net change in unrealized appreciation/depreciation on investments...........       (34,631,592)
CHANGES IN ASSETS AND LIABILITIES:
     Decrease in interest receivable.............................................         1,375,223
     Decrease in dividends receivable............................................            22,400
     Decrease in currency receivable.............................................         1,570,401
     Increase in prepaid expenses................................................           (12,327)
     Decrease in interest payable on investments sold short......................            (5,703)
     Increase in investment advisory fees payable................................             5,037
     Decrease in audit and tax fees payable......................................           (25,055)
     Decrease in legal fees payable..............................................           (26,085)
     Decrease in printing fees payable...........................................           (47,272)
     Increase in administrative fees payable.....................................             5,892
     Increase in custodian fees payable..........................................            34,642
     Increase in transfer agent fees payable.....................................             2,189
     Decrease in Trustees' fees and expenses payable.............................            (4,057)
     Decrease in other liabilities...............................................            (8,717)
                                                                                     --------------
CASH PROVIDED BY OPERATING ACTIVITIES............................................                       $   29,074,418
                                                                                                        --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to Common Shareholders from net investment income.............       (25,635,929)
                                                                                     --------------
CASH USED BY FINANCING ACTIVITIES................................................                         (25,635,929)
                                                                                                        --------------
Increase in cash (a).............................................................                            3,438,489
Cash at beginning of period......................................................                              381,962
                                                                                                        --------------
CASH AT END OF PERIOD............................................................                       $    3,820,451
                                                                                                        ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees................................                       $    1,599,815
                                                                                                        ==============


(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $27,107.

Page 20                See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   SIX MONTHS
                                                     ENDED            YEAR            YEAR             YEAR
                                                   4/30/2013         ENDED           ENDED            ENDED
                                                  (UNAUDITED)      10/31/2012      10/31/2011     10/31/2010 (a)
                                                  ------------    ------------    ------------    --------------

Net asset value, beginning of period ...........   $    19.05      $    17.82      $    19.57       $    19.10 (b)
                                                   ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.68            1.41            1.48             0.08
Net realized and unrealized gain (loss) ........         0.90            1.42           (1.72)            0.42
                                                   ----------      ----------      ----------       ----------
Total from investment operations ...............         1.58            2.83           (0.24)            0.50
                                                   ----------      ----------      ----------       ----------
Common Shares offering costs charged to
     paid in capital............................           --              --              --            (0.03)
                                                   ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.71)          (1.44)          (1.47)              --
Net realized gain ..............................           --           (0.16)             --               --
                                                   ----------      ----------      ----------       ----------
Total from distributions to Common
   Shareholders ................................        (0.71)          (1.60)          (1.47)              --
                                                   ----------      ----------      ----------       ----------
Capital charge resulting from issuance of
   Common Shares related to over allotment......           --              --           (0.04)              --
                                                   ----------      ----------      ----------       ----------
Net asset value, end of period .................   $    19.92      $    19.05      $    17.82       $    19.57
                                                   ==========      ==========      ==========       ==========
Market value, end of period ....................   $    19.10      $    18.78      $    16.63       $    20.01
                                                   ==========      ==========      ==========       ==========
TOTAL RETURN BASED ON NET ASSET VALUE (c).......         8.63%          17.09%          (1.27)%           2.46%
                                                   ==========      ==========      ==========       ==========
TOTAL RETURN BASED ON MARKET VALUE (c)..........         5.65%          23.69%          (9.89)%           0.05%
                                                   ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $  718,297      $  686,715      $  642,414       $  662,604
Ratio of total expenses to average net assets ..         1.71% (d)       1.88%           2.09%            1.46% (d)
Ratio of total expenses to average net assets
   excluding interest expense ..................         1.26% (d)       1.32%           1.29%            1.33% (d)
Ratio of net investment income (loss) to
   average net assets ..........................         7.07% (d)       7.83%           7.78%            4.98% (d)
Portfolio turnover rate ........................           15%             24%             18%               0%

(a) Initial seed date was August 20, 2010. The Fund commenced operations on September 27, 2010.

(b) Beginning NAV is net of sales load of $0.90 per share from the initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust High Income Long/Short Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 18, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FSD on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to provide current income. The Fund's secondary objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, a majority of its assets in a diversified portfolio of U.S. and foreign (including emerging markets) high-yield corporate fixed-income securities of varying maturities that are rated below-investment grade at the time of purchase. For purposes of this strategy, "corporate fixed-income securities" include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, senior floating-rate loan participations, commitments and assignments ("Senior Loans")(1), payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. Below-investment grade fixed-income securities are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that MacKay Shields LLC ("MacKay" or the "Sub-Advisor") believes offer the potential for attractive returns and that it considers in the aggregate to have the potential to outperform the Fund's benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (the "Index"). The Fund will take short positions in securities that the Sub-Advisor believes in the aggregate will underperform the Index. The Fund's long positions, either directly or through derivatives, may total up to 130% of the Fund's Managed Assets. The Fund's short positions, either directly or through derivatives, may total up to 30% of the Fund's Managed Assets. "Managed Assets" means the average daily gross asset value of the Fund (which includes the principal amount of any borrowings), minus the sum of the Fund's liabilities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

    Corporate bonds, notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.


1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


      A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      The Senior Loans held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                                          APRIL 30, 2013 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of April 30, 2013.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation/(depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain
(loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the six months ended April 30, 2013, the open and close notional values of forward foreign currency contracts were $1,063,918,647 and $(763,505,591), respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


F. SHORT SALES:

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Level dividend distributions are declared and paid monthly to Common Shareholders after the payment of interest and/or dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year.

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows:


Distributions paid from:

Ordinary income.......................................   $ 57,752,609
Capital gain .........................................          9,358
Return of capital ....................................             --

As of October 31, 2012, the distributable earnings and net assets on a tax basis were as follows:


Undistributed ordinary income ........................   $  3,058,633
Undistributed capital gains ..........................             --
                                                         ------------
Total undistributed earnings .........................      3,058,633
Accumulated capital and other losses .................    (17,746,452)
Net unrealized appreciation (depreciation) ...........     13,675,154
                                                         ------------
Total accumulated earnings (losses) ..................     (1,012,665)
Other ................................................             --
Paid-in capital ......................................    687,727,395
                                                         ------------
Net assets ...........................................   $686,714,730
                                                         ============

H. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


net capital losses be used before pre-enactment net capital losses. At October 31, 2012, the Fund had no pre-enactment net capital losses for federal income tax purposes. At October 31, 2012, the Fund had post-enactment net capital losses for federal income tax purposes of $17,746,452 to be carried forward indefinitely.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011 and 2012 remain open to federal and state audit. As of April 30, 2013, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

I. EXPENSES:

The Fund will pay all expenses directly related to its operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

MacKay serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013, before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2013, were $127,041,167 and $144,524,060, respectively.

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

BELOW-INVESTMENT GRADE SECURITIES RISK: The Fund invests in below-investment grade securities. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks: (a) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (b) greater risk of loss due to default or declining credit quality; (c) adverse issuer specific events are more likely to render the issuer unable to make interest and/or principal payments; and (d) a negative perception of the high-yield market may depress the price and liquidity of high-yield securities.

DISTRESSED SECURITIES RISK: The Fund may invest in securities issued by companies in a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below-investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Sub-Advisor seeks capital appreciation through investment in distressed securities, the ability to achieve current income may be diminished.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

FIXED-INCOME SECURITIES RISK: Debt securities, including high-yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services or, in the case of asset-backed issuers, a decline in the value and/or cash flows of the underlying assets; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the proceeds from matured, traded or called bonds are reinvested at market interest rates that are below the portfolio's current earnings rate; (iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment in lower yielding securities; and

(iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

INTEREST RATE RISK: The Fund's portfolio is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

SHORT SELLING RISK: Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The use of short sales in combination with long

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long securities positions and make any change in the Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued,

and has determined that there were the following subsequent events:

On May 20, 2013, the Fund declared a dividend of $0.1155 per share to Common Shareholders of record on June 5, 2013, payable June 17, 2013.

On June 20, 2013, the Fund declared a dividend of $0.1155 per share to Common Shareholders of record on July 3, 2013, payable July 15, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2013 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com;

(3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund and First Trust Energy Infrastructure Fund was held on April 17, 2013 (the "Annual Meeting"). At the Annual Meeting, James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust High Income Long/Short Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2016. The number of votes cast in favor of Mr. Bowen was 31,666,533, and the number of votes against was 518,130 and the number of abstentions was 3,871,496. The number of votes cast in favor of Mr. Nielson was 31,641,349, and the number of votes against was 543,314 and the number of abstentions was 3,871,496. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

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


                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
MacKay Shields LLC
1345 Avenue of the Americas
43rd Floor
New York, NY 10105

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust High Income Long/Short Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 18, 2013
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 18, 2013
     -------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 18, 2013
     -------------------------

* Print the name and title of each signing officer under his or her signature.